Property, plant and equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, value of asset retirement obligation	$ 48,600,000		$ 21,800,000	$ 17,100,000
Right of use assets	520,651,000	[1]	468,130,000
IHS Brasil Cesso de Infraestruturas S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Indirect taxes benefit	400,000		800,000	0
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	0
Warehouse in Cameroon damaged by fire
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	5,700,000
Towers under rationalization program agreed with Key Customer
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	0
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 1,800,000		$ 1,300,000	$ 300,000

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).